Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-term debt
Schedule of changes during the period for long-term debt

	2021	2020
	$	$

Balance - Beginning of period	—	9,135
Interest and accretion expense	—	472
Foreign exchange	—	(290)
Repayment	—	(9,317)
Balance - End of period	—	—

Schedule of variables used to determine the fair value of purchase warrants issued for borrowings

	2021		2020

Share price	C$14.26		C$26.19
Volatility	61%		63%
Expected life of warrants	1.6	years	2.6	years
Risk free interest rate	0.94%		0.20%
Dividend yield	—		—